Summary of significant accounting policies, Functional and reporting currency (Details)	12 Months Ended
Dec. 31, 2021 CHF (SFr)
Functional and reporting currency [Abstract]
Closing rate, USD 1	0.923
Average exchange rate, USD 1	0.929